Financial Instruments - Summary of Remaining Contractual Maturity for Financial Liabilities (Details) - Liquidity and Interest Rate Risk - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate	3.56%	3.56%
Trade and other payables	$ 3,500,487	$ 2,786,280
Lease liability - rental property (fixed interest rate)	563,262	744,580
Undiscounted cash flows of financial liabilities	4,063,749	3,530,860
Less Than 1 Month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	3,500,487	2,786,280
Lease liability - rental property (fixed interest rate)	15,564	15,069
Undiscounted cash flows of financial liabilities	3,516,051	2,801,349
1 - 3 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability - rental property (fixed interest rate)	46,691	45,206
Undiscounted cash flows of financial liabilities	46,691	45,206
3 - 12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability - rental property (fixed interest rate)	125,018	121,043
Undiscounted cash flows of financial liabilities	125,018	121,043
1 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability - rental property (fixed interest rate)	375,989	563,262
Undiscounted cash flows of financial liabilities	$ 375,989	$ 563,262